Goodwill - Schedule of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	£ 9,532	£ 9,729
Exchange adjustments	(115)	(117)
Reclassification to held for sale		(80)
Goodwill at end of period	£ 9,417	£ 9,532